                      SUPPLEMENT DATED APRIL 10, 2008 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities.

In accordance with the Board's decision to terminate operations, beginning on May 1, 2008, the Portfolio will no longer accept any purchase orders in anticipation of a final liquidation of the Portfolio on June 20, 2008. Assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders (excluding the ETF 60 Portfolio) is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

17528 SUPPC 04/10/08

                                                                                  Adviser (and Sub-Adviser(s),
Subaccounts:            Subaccount Investing In           Investment Objective           as applicable)
                        ----------------------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Basic Value Fund --     Seeks to provide        A I M Advisors, Inc.
INSURANCE FUNDS         Series II shares                 long-term growth of
                                                         capital.
                        ----------------------------------------------------------------------------------------
                        AIM V.I. Capital Appreciation    Seeks to provide        A I M Advisors, Inc.
                        Fund -- Series I shares          growth of capital.
                        ----------------------------------------------------------------------------------------
                        AIM V.I. Core Equity Fund --     Seeks to provide        A I M Advisors, Inc.
                        Series I shares                  growth of capital.
                        ----------------------------------------------------------------------------------------
                        AIM V.I. International Growth    Seeks to provide        A I M Advisors, Inc.
                        Fund -- Series II shares         long-term growth of
                                                         capital.
                        ----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced       Seeks to maximize       AllianceBernstein, L.P.
VARIABLE PRODUCTS       Wealth Strategy Portfolio --     total return consistent
SERIES FUND, INC.       Class B                          with the adviser's
                                                         determination of
                                                         reasonable risk
                        ----------------------------------------------------------------------------------------
                        AllianceBernstein Global         Long-term growth of     AllianceBernstein, L.P.
                        Technology Portfolio -- Class B  capital.
                        ----------------------------------------------------------------------------------------
                        AllianceBernstein Growth and     Long-term growth of     AllianceBernstein, L.P.
                        Income Portfolio -- Class B      capital.
                        ----------------------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of     AllianceBernstein, L.P.
                        Value Portfolio -- Class B       capital.
                        ----------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of     AllianceBernstein, L.P.
                        Growth Portfolio -- Class B      capital.
                        ----------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of     AllianceBernstein, L.P.
                        Growth Fund -- Class B           capital.
                        ----------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --  Pursues long-term       American Century Investment
VARIABLE PORTFOLIOS II, Class II                         total return using a    Management, Inc.
INC.                                                     strategy that seeks to
                                                         protect against U.S.
                                                         inflation.
                        ----------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.       Seeks capital           BlackRock Advisors, LLC
SERIES FUNDS, INC.      Fund -- Class III Shares         appreciation, and       (subadvised by BlackRock
                                                         secondarily, income.    Investment Management, LLC)
                        ----------------------------------------------------------------------------------------
                        BlackRock Global Allocation V.I. Seeks high total        BlackRock Advisors, LLC
                        Fund -- Class III Shares         investment return.      (subadvised by BlackRock
                                                                                 Investment Management, LLC and
                                                                                 BlackRock Asset Management U.K.
                                                                                 Limited)
                        ----------------------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.  Seeks long-term         BlackRock Advisors, LLC
                        Fund -- Class III Shares         capital growth.         (subadvised by BlackRock
                                                                                 Investment Management, LLC)
                        ----------------------------------------------------------------------------------------
                        BlackRock Value Opportunities    Seeks long-term         BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares    growth of capital.      (subadvised by BlackRock
                                                                                 Investment Management, LLC)
                        ----------------------------------------------------------------------------------------

                                                                                 Adviser (and Sub-Adviser(s),
                     Subaccount Investing In            Investment Objective            as applicable)
                     --------------------------------------------------------------------------------------------
COLUMBIA FUNDS       Columbia Marsico Growth Fund,      The fund seeks long-  Columbia Management Advisors,
VARIABLE INSURANCE   Variable Series -- Class A         term growth of        LLC (subadvised by Marsico Capital
TRUST I                                                 capital.              Management, LLC)
                     --------------------------------------------------------------------------------------------
                     Columbia Marsico International     The fund seeks long-  Columbia Management Advisors,
                     Opportunities Fund, Variable       term growth of        LLC (subadvised by Marsico Capital
                     Series -- Class B                  capital.              Management, LLC)
                     --------------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund       To provide a high     Eaton Vance Management
TRUST                                                   level of current
                                                        income.
                     --------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences       Seeks long-term       OrbiMed Advisors, LLC
                     Fund                               capital growth by
                                                        investing in a
                                                        worldwide and
                                                        diversified portfolio
                                                        of health sciences
                                                        companies.
                     --------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --         Seeks long term       Evergreen Investment Management
ANNUITY TRUST        Class 2                            capital growth.       Company, LLC
                     --------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond         Seeks high current    Federated Investment Management
SERIES               Fund II -- Service Class           income by investing   Company
                                                        in lower-rated
                                                        corporate debt
                                                        obligations,
                                                        commonly referred to
                                                        as "junk bonds."
                     --------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --      Seeks capital         Federated Equity Management
                     Service Shares                     appreciation.         Company of Pennsylvania
                                                                              (subadvised by Federated Global
                                                                              Investment Management Corp.)
                     --------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --  Service Seeks income and      Fidelity Management & Research
INSURANCE PRODUCTS   Class 2                            capital growth        Company (FMR) (subadvised by
FUND                                                    consistent with       Fidelity Investments Money
                                                        reasonable risk.      Management, Inc. (FIMM), FMR
                                                                              Co., Inc. (FMRC), Fidelity Research
                                                                              & Analysis Company (FRAC),
                                                                              Fidelity Management & Research
                                                                              (U.K.) Inc. (FMR U.K.), Fidelity
                                                                              International Investment Advisors
                                                                              (FIAA), Fidelity International
                                                                              Investment Advisors (U.K.) Limited
                                                                              (FIAA(U.K.)L), and Fidelity
                                                                              Investments Japan Limited (FIJ))
                     --------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --     Seeks long-term       FMR (subadvised by FMRC, FRAC,
                     Service Class 2                    capital appreciation. FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                              FIJ)
                     --------------------------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation   Seeks capital         FMR (subadvised by FMRC, FRAC,
                     Portfolio -- Service Class 2       appreciation.         FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                              FIJ)
                     --------------------------------------------------------------------------------------------

                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In            Investment Objective            as applicable)
                   ------------------------------------------------------------------------------------------
                   VIP Equity-Income Portfolio --    Seeks reasonable        FMR (subadvised by FMRC, FRAC,
                   Service Class 2                   income. The fund will   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                     also consider the       FIJ)
                                                     potential for capital
                                                     appreciation. The
                                                     fund's goal is to
                                                     achieve a yield which
                                                     exceeds the composite
                                                     yield on the securities
                                                     comprising the
                                                     Standard & Poor's
                                                     500/SM/ Index (S&P
                                                     500(R)).
                   ------------------------------------------------------------------------------------------
                   VIP Growth Portfolio --           Seeks to achieve        FMR (subadvised by FMRC, FRAC,
                   Service Class 2                   capital appreciation.   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                             FIJ)
                   ------------------------------------------------------------------------------------------
                   VIP Growth & Income               Seeks high total        FMR (subadvised by FMRC, FRAC,
                   Portfolio -- Service Class 2      return through a        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                     combination of          FIJ)
                                                     current income and
                                                     capital appreciation.
                   ------------------------------------------------------------------------------------------
                   VIP Investment Grade Bond         Seeks as high a level   FMR (subadvised by FRAC, FIIA
                   Portfolio -- Service Class 2      of current income as    and FIIA(U.K.)L)
                                                     is consistent with the
                                                     preservation of
                                                     capital.
                   ------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term         FMR (subadvised by FMRC, FRAC,
                   Service Class 2                   growth of capital.      FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                             FIJ)
                   ------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital           FMR (subadvised by FMRC, FRAC,
                   Service Class 2                   appreciation.           FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                             FIJ)
                   ------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize       Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            income while
PRODUCTS TRUST                                       maintaining prospects
                                                     for capital
                                                     appreciation. The
                                                     fund normally invests
                                                     in both equity and
                                                     debt securities. The
                                                     fund seeks income by
                                                     investing in corporate,
                                                     foreign and U.S.
                                                     Treasury bonds as
                                                     well as stocks with
                                                     dividend yields the
                                                     manager believes are
                                                     attractive.
                   ------------------------------------------------------------------------------------------

                                                                            Adviser (and Sub-Adviser(s),
               Subaccount Investing In            Investment Objective             as applicable)
               --------------------------------------------------------------------------------------------
               Franklin Templeton VIP Founding  The fund's principal      Franklin Templeton Services, LLC
               Funds Allocation Fund -- Class 2 investment goal is        (the fund's administrator)
               Shares                           capital appreciation.
                                                Its secondary goal is
                                                income.
               --------------------------------------------------------------------------------------------
               Mutual Shares Securities Fund -- Seeks capital             Franklin Mutual Advisers, LLC
               Class 2 Shares                   appreciation, with
                                                income as a secondary
                                                goal. The fund
                                                normally invests
                                                primarily in equity
                                                securities of
                                                companies the
                                                manager believes are
                                                undervalued. The fund
                                                also invests, to a lesser
                                                extent in risk arbitrage
                                                securities and
                                                distressed companies.
               --------------------------------------------------------------------------------------------
               Templeton Growth Securities      Seeks long-term           Templeton Global Advisors Limited
               Fund -- Class 2 Shares           capital growth. The
                                                fund normally invests
                                                primarily in equity
                                                securities of
                                                companies located
                                                anywhere in the
                                                world, including those
                                                in the U.S. and in
                                                emerging markets.
               --------------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund                      Seeks maximum             GE Asset Management Incorporated
FUNDS, INC.                                     income consistent
                                                with prudent
                                                investment
                                                management and the
                                                preservation of
                                                capital.
               --------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund              Seeks long-term           GE Asset Management Incorporated
                                                growth of capital and
                                                future income.
               --------------------------------------------------------------------------------------------
               Money Market Fund/1/             Seeks a high level of     GE Asset Management Incorporated
                                                current income
                                                consistent with the
                                                preservation of capital
                                                and the maintenance
                                                of liquidity.
               --------------------------------------------------------------------------------------------
               Premier Growth Equity Fund       Seeks long-term           GE Asset Management Incorporated
                                                growth of capital and
                                                future income rather
                                                than current income.
               --------------------------------------------------------------------------------------------
               Real Estate Securities Fund      Seeks maximum total       GE Asset Management Incorporated
                                                return through current    (subadvised by Urdang Securities
                                                income and capital        Management, Inc.)
                                                appreciation.
               --------------------------------------------------------------------------------------------

                   /1/ During extended periods of low interest rates, the
                       yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                       Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                Investment Objective               as applicable)
                    -------------------------------------------------------------------------------------------------
                    S&P 500(R) Index Fund/1/          Seeks growth of capital and    GE Asset Management
                                                      accumulation of income         Incorporated (subadvised by SSgA
                                                      that corresponds to the        Funds Management, Inc.)
                                                      investment return of S&P's
                                                      500 Composite Stock
                                                      Index.
                    -------------------------------------------------------------------------------------------------
                    Small-Cap Equity Fund             Seeks long-term growth of      GE Asset Management
                                                      capital.                       Incorporated (subadvised by
                                                                                     Palisade Capital Management,
                                                                                     L.L.C.)
                    -------------------------------------------------------------------------------------------------
                    Total Return Fund/2/              Seeks the highest total        GE Asset Management
                                                      return composed of current     Incorporated
                                                      income and capital
                                                      appreciation, as is
                                                      consistent with prudent
                                                      investment risk.
                    -------------------------------------------------------------------------------------------------
                    U.S. Equity Fund                  Seeks long-term growth of      GE Asset Management
                                                      capital.                       Incorporated
                    -------------------------------------------------------------------------------------------------
                    Value Equity Fund                 Seeks long-term growth of      GE Asset Management
                                                      capital and future income.     Incorporated
                    -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Balanced Portfolio -- Service     Seeks long-term capital        Janus Capital Management LLC
                    Shares                            growth, consistent with
                                                      preservation of capital and
                                                      balanced by current
                                                      income.
                    -------------------------------------------------------------------------------------------------
                    Forty Portfolio -- Service Shares A non-diversified portfolio/3/ Janus Capital Management LLC that seeks long-term growth
                                                      of capital.
                    -------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable      Seeks capital appreciation.    Legg Mason Partners Fund
VARIABLE EQUITY     Aggressive Growth Portfolio --                                   Advisor, LLC (subadvised by
TRUST/4/            Class II                                                         ClearBridge Advisors, LLC)
                    -------------------------------------------------------------------------------------------------
                    Legg Mason Partners Variable      Seeks capital appreciation     Legg Mason Partners Fund
                    Fundamental Value Portfolio --    through investments.           Advisor, LLC (subadvised by
                    Class I                                                          ClearBridge Advisors, LLC)
                    -------------------------------------------------------------------------------------------------


                   /1/ "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                   /2/ For contracts issued on or after May 1, 2006, only Class
                       3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                   /3/ A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.
                   /4/ Legg Mason executed a reorganization of its fund
                       operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable
                       Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio.

                                                                                     Adviser (and Sub-Adviser(s),
                     Subaccount Investing In               Investment Objective             as applicable)
                     ----------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock      The fund's investment      Massachusetts Financial Services
INSURANCE TRUST      Series -- Service Class Shares     objective is to seek       Company
                                                        capital appreciation.
                                                        The fund's objective
                                                        may be changed
                                                        without shareholder
                                                        approval.
                     ----------------------------------------------------------------------------------------------
                     MFS(R) Investors Trust Series --   The fund's investment      Massachusetts Financial Services
                     Service Class Shares               objective is to seek       Company
                                                        capital appreciation.
                                                        The fund's objective
                                                        may be changed
                                                        without shareholder
                                                        approval.
                     ----------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --      The fund's investment      Massachusetts Financial
                     Service Class Shares               objective is to seek total Services Company
                                                        return. The fund's
                                                        objective may be
                                                        changed without
                                                        shareholder approval.
                     ----------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series -- Service The fund's investment      Massachusetts Financial Services
                     Class Shares                       objective is to seek total Company
                                                        return. The fund's
                                                        objective may be
                                                        changed without
                                                        shareholder approval.
                     ----------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/         Seeks a high total         OppenheimerFunds, Inc.
ACCOUNT FUNDS        VA -- Service Shares               investment return,
                                                        which includes current
                                                        income and capital
                                                        appreciation in the
                                                        value of its shares.
                     ----------------------------------------------------------------------------------------------
                     Oppenheimer Capital                Seeks capital              OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service    appreciation by
                     Shares                             investing in securities
                                                        of well-known
                                                        established companies.
                     ----------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities      Seeks long-term capital    OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares          appreciation by
                                                        investing a substantial
                                                        portion of its assets in
                                                        securities of foreign
                                                        issuers, "growth-type"
                                                        companies, cyclical
                                                        industries and special
                                                        situations that are
                                                        considered to have
                                                        appreciation
                                                        possibilities.
                     ----------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/      Seeks high total return    OppenheimerFunds, Inc.
                     VA -- Service Shares               (which includes growth
                                                        in the value of its shares
                                                        as well as current
                                                        income) from equity
                                                        and debt securities.
                     ----------------------------------------------------------------------------------------------

                                                                                      Adviser (and Sub-Adviser(s),
                      Subaccount Investing In              Investment Objective              as applicable)
                      -----------------------------------------------------------------------------------------------
                      Oppenheimer Main Street Small     Seeks capital              OppenheimerFunds, Inc.
                      Cap Fund/VA -- Service Shares     appreciation.
                      -----------------------------------------------------------------------------------------------
                      Oppenheimer MidCap                Seeks capital              OppenheimerFunds, Inc.
                      Fund/VA --  Service Shares        appreciation by
                                                        investing in "growth
                                                        type" companies.
                      -----------------------------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor    Seeks maximum real         Pacific Investment Management
INSURANCE TRUST       Class Shares                      return consistent with     Company LLC
                                                        preservation of real
                                                        capital and prudent
                                                        investment
                                                        management.
                      -----------------------------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total        Pacific Investment Management
                      Administrative Class Shares       return, consistent with    Company LLC
                                                        preservation of capital
                                                        and prudent investment
                                                        management. Invests at
                                                        least 80% of its assets
                                                        in a diversified portfolio
                                                        of high yield securities
                                                        ("junk bonds") rated
                                                        below investment grade
                                                        but rated at least Caa by
                                                        Moody's or CCC by
                                                        S&P, or, if unrated,
                                                        determined by PIMCO
                                                        to be of comparable
                                                        quality, subject to a
                                                        maximum of 5% of its
                                                        total assets in securities
                                                        rated Caa by Moody's
                                                        or CCC by S&P, or, if
                                                        unrated, determined by
                                                        PIMCO to be of
                                                        comparable quality.
                      -----------------------------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total        Pacific Investment Management
                      Portfolio -- Administrative Class return, consistent with    Company LLC
                      Shares                            preservation of capital
                                                        and prudent investment
                                                        management.
                      -----------------------------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total        Pacific Investment Management
                      Administrative Class Shares       return, consistent with    Company LLC
                                                        preservation of capital
                                                        and prudent investment
                                                        management.
                      -----------------------------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total        Pacific Investment Management
                      Administrative Class Shares       return, consistent with    Company LLC
                                                        preservation of capital
                                                        and prudent investment
                                                        management.
                      -----------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth     Prudential Investments LLC
FUND                                                    of capital.                (subadvised by Jennison Associates
                                                                                   LLC)
                      -----------------------------------------------------------------------------------------------

                                                                                   Adviser (and Sub-Adviser(s),
                     Subaccount Investing In             Investment Objective             as applicable)
                     ---------------------------------------------------------------------------------------------
                     Jennison 20/20 Focus Portfolio -- Seeks long-term growth   Prudential Investments LLC
                     Class II                          of capital.              (subadvised by Jennison Associates
                                                                                LLC)
                     ---------------------------------------------------------------------------------------------
                     Natural Resources Portfolio --    Seeks long-term growth   Prudential Investments LLC
                     Class II                          of capital.              (subadvised by Jennison Associates
                                                                                LLC)
                     ---------------------------------------------------------------------------------------------
RYDEX VARIABLE       OTC Fund/1/                       Seeks to provide         Rydex Investments
TRUST                                                  investment results that
                                                       correspond to a
                                                       benchmark for over-
                                                       the-counter securities.
                                                       The fund's current
                                                       benchmark is the
                                                       NASDAQ 100 Index(TM).
                     ---------------------------------------------------------------------------------------------
THE UNIVERSAL        Equity and Income Portfolio --    Seeks both capital       Morgan Stanley Investment
INSTITUTIONAL FUNDS,  Class II Shares                  appreciation and current Management Inc.
INC.                                                   income.
                     ---------------------------------------------------------------------------------------------
VAN KAMPEN LIFE      Comstock Portfolio -- Class II    Seeks capital growth     Van Kampen Asset Management
INVESTMENT TRUST     Shares                            and income through
                                                       investments in equity
                                                       securities, including
                                                       common stocks,
                                                       preferred stocks and
                                                       securities convertible
                                                       into common and
                                                       preferred stocks.
                     ---------------------------------------------------------------------------------------------

                   /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In               Investment Objective          as applicable)
                   -----------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Responsible    Seeks capital growth,    The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial Shares with current income as a secondary objective.
                   -----------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio --   Seeks long-term growth   Janus Capital Management LLC
                   Service Shares                      of capital.
                   -----------------------------------------------------------------------------------------
                   Global Technology Portfolio --      Seeks long-term growth   Janus Capital Management LLC
                   Service Shares                      of capital.
                   -----------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --       Seeks long-term growth   Janus Capital Management LLC
                   Service Shares                      of capital in a manner
                                                       consistent with
                                                       preservation of capital.
                   -----------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --         Seeks long-term growth   Janus Capital Management LLC
                   Service Shares                      of capital.
                   -----------------------------------------------------------------------------------------

                                                                             Adviser (and Sub-Adviser(s),
                Subaccount Investing In               Investment Objective          as applicable)
                ------------------------------------------------------------------------------------------
                Worldwide Growth Portfolio --       Seeks long-term growth   Janus Capital Management LLC
                Service Shares                      of capital in a manner
                                                    consistent with
                                                    preservation of capital.
                ------------------------------------------------------------------------------------------
PIMCO Variable  Foreign Bond Portfolio (U.S. Dollar Seeks maximum total      Pacific Investment Management
Insurance Trust Hedged) -- Administrative Class     return consistent with   Company LLC
                Shares                              the preservation of
                                                    capital.

                ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                       Adviser (and Sub-Adviser(s),
                       Subaccount Investing In               Investment Objective             as applicable)
                       ------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/ Portfolios -- Seeks to obtain high     Fidelity Management & Research
INSURANCE PRODUCTS      Service Class 2                    total return with        Company (FMR) (subadvised by
FUND                                                       reduced risk over the    Fidelity Investments Money
                                                           long-term by allocating  Management, Inc. (FIMM), FMR
                                                           its assets among stocks, Co., Inc. (FMRC), Fidelity Research
                                                           bonds, and short-term    & Analysis Company (FRAC),
                                                           instruments.             Fidelity Management & Research
                                                                                    (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                    International Investment Advisors
                                                                                    (FIAA), Fidelity International
                                                                                    Investment Advisors (U.K.) Limited
                                                                                    (FIAA(U.K.)L), and Fidelity
                                                                                    Investments Japan Limited (FIJ))
                       ------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value         Seeks long-term capital  Goldman Sachs Asset Management,
INSURANCE TRUST        Fund                                appreciation.            L.P.
                       ------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) New Discovery Series --      The fund's investment    Massachusetts Financial Services
INSURANCE TRUST        Service Class Shares                objective is to seek     Company
                                                           capital appreciation.
                                                           The fund's objective
                                                           may be changed
                                                           without shareholder
                                                           approval.
                       ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount Investing In           Investment Objective            as applicable)
                    ------------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable    Seeks total return and a Legg Mason Partners Fund Advisor,
VARIABLE EQUITY     Capital and Income Portfolio -- combination of income    LLC (subadvised by ClearBridge
TRUST/1/            Class II                        and long-term capital    Advisors, LLC and Western Asset
                                                    appreciation.            Management Company)
                    ------------------------------------------------------------------------------------------
VAN KAMPEN LIFE     Strategic Growth Portfolio --   Seeks capital            Van Kampen Asset Management
INVESTMENT TRUST    Class II Shares                 appreciation.
                    ------------------------------------------------------------------------------------------

                   /1/ Legg Mason executed a reorganization of its fund
                       operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910
                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.